Note 20 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(in thousands of US dollars, except share information)	2020	2019

Net earnings attributable to Company	$49,074	$102,903
Adjusted numerator under the If-Converted Method	$49,074	$102,903

Shares issued and outstanding at beginning of period	39,845,211	39,213,136
Weighted average number of shares:
Issued during the period	140,657	336,426
Weighted average number of shares used in computing basic earnings per share	39,985,868	39,549,562
Assumed exercise of stock options acquired under the Treasury Stock Method	193,296	431,456
Number of shares used in computing diluted earnings per share	40,179,164	39,981,018